Annual Total Returns	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
abrdn Funds | abrdn Dynamic Dividend Fund | AMUN
Prospectus [Line Items]
Annual Return [Percent]	14.57%	7.74%	13.35%	(13.36%)	16.58%	10.26%	25.40%	(9.58%)	23.35%	7.39%
abrdn Funds | abrdn Emerging Markets ex-China Fund | A
Prospectus [Line Items]
Annual Return [Percent]	34.41%	0.45%	20.99%	(23.26%)	20.02%	15.61%	23.38%	(11.68%)	24.02%	7.33%
abrdn Funds | abrdn Emerging Markets Fund | AMUN
Prospectus [Line Items]
Annual Return [Percent]	32.39%	3.98%	6.65%	(26.24%)	(5.03%)	27.91%	20.42%	(14.65%)	30.24%	11.96%
abrdn Funds | abrdn Global Infrastructure Fund | AMUN
Prospectus [Line Items]
Annual Return [Percent]	24.09%	2.83%	13.11%	(7.97%)	14.33%	1.81%	28.39%	(9.32%)	25.22%	10.13%
abrdn Funds | abrdn High Income Opportunities Fund | A
Prospectus [Line Items]
Annual Return [Percent]	6.98%	7.69%	12.32%	(12.63%)	3.43%	5.32%	14.32%	(4.11%)	9.14%	9.02%
abrdn Funds | abrdn Infrastructure Debt Fund | Institutional Service
Prospectus [Line Items]
Annual Return [Percent]	6.93%	4.83%	(2.53%)	(9.99%)	(2.37%)	6.37%	7.26%	0.97%	1.62%	10.64%
abrdn Funds | abrdn Real Estate Fund | AMUN
Prospectus [Line Items]
Annual Return [Percent]	1.89%	9.42%	13.35%	(25.02%)	39.53%	(6.20%)	27.74%	(7.03%)	8.50%	8.03%
abrdn Funds | abrdn Short Duration High Yield Municipal Fund | AMUN
Prospectus [Line Items]
Annual Return [Percent]	2.51%	4.38%	2.28%	(8.71%)	4.04%	2.04%	5.22%	1.50%	4.43%	2.07%
abrdn Funds | abrdn U.S. Small Cap Equity Fund | A
Prospectus [Line Items]
Annual Return [Percent]	8.75%	15.66%	11.02%	(26.16%)	30.62%	26.95%	24.72%	(13.37%)	11.03%	23.26%
abrdn Funds | abrdn U.S. Sustainable Leaders Fund | A
Prospectus [Line Items]
Annual Return [Percent]	3.55%	9.85%	14.87%	(26.71%)	24.74%	25.58%	36.57%	(6.66%)	20.58%	10.75%
abrdn Funds | abrdn Ultra Short Municipal Income Fund | AMUN
Prospectus [Line Items]
Annual Return [Percent]	3.05%	3.78%	3.94%	1.03%	(0.04%)	0.91%	1.41%	1.54%	0.93%	0.58%
abrdn Multi Fund ETF | abrdn Emerging Markets Dividend Active ETF | AMUN
Prospectus [Line Items]
Annual Return [Percent]	38.14%	7.51%	16.32%	(28.19%)	9.31%	17.37%	23.09%	(15.67%)	32.26%	6.78%
abrdn Multi Fund ETF | abrdn Focused U.S. Small Cap Active ETF | AMUN
Prospectus [Line Items]
Annual Return [Percent]	11.90%	19.50%	10.00%	(26.12%)	28.74%	27.06%	35.02%	(3.38%)	13.21%	2.46%
abrdn Multi Fund ETF | abrdn International Small Cap Active ETF | AMUN
Prospectus [Line Items]
Annual Return [Percent]	17.28%	9.42%	9.99%	(34.71%)	19.25%	26.51%	24.17%	(9.31%)	32.18%	5.33%
abrdn Multi Fund ETF | abrdn Ultra Short Municipal Income Active ETF | AMUN
Prospectus [Line Items]
Annual Return [Percent]	1.61%	3.53%	5.42%	(8.54%)	2.51%	2.79%	6.47%	0.69%	3.32%	0.01%
abrdn EM SMA Completion Fund | abrdn EM SMA Completion Fund | abrdn EM SMA Completion Fund
Prospectus [Line Items]
Annual Return [Percent]	50.41%	(9.55%)